UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2009

Date of reporting period:  November 30, 2009

Item 1. Reports to Stockholders.

Annual Report

Newgate Global Resources Fund
Class A Shares
Class I Shares

November 30, 2009

Investment Adviser

Newgate Capital Management LLC
One Sound Shore Drive
Greenwich, Connecticut 06830

Phone: 1-888-9-NEWGATE (888-963-9428)

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLE	6
INVESTMENT HIGHLIGHTS	8
SCHEDULE OF INVESTMENTS	11
STATEMENT OF ASSETS AND LIABILITIES	14
STATEMENT OF OPERATIONS	15
STATEMENT OF CHANGES IN NET ASSETS	16
FINANCIAL HIGHLIGHTS	17
NOTES TO FINANCIAL STATEMENTS	19
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM	25
ADDITIONAL INFORMATION	26

Dear Shareholders:

Newgate Global Resources Fund

Market Environment

The first few months of 2009 continued with the fear, bordering on panic that the world was on the brink of another Great Depression. The US equity market, as measured by the Dow Jones Industrial Average Index, hit its low in March amid the gloomiest of economic scenarios.

Yet the global economy showed signs of recovery. In particular, the resilience of the Chinese economy was one of the major themes in the financial markets in 2009 and the predominant theme for natural resource markets. The various fiscal and monetary stimulus packages by most nations (both developed and developing) have also been instrumental in preventing an economic collapse. The long-term impact of these programs can be debated, and may well have negative consequences. Yet their success in avoiding economic implosion is hard to negate. To the extent these programs promoted infrastructure spending, they also boosted demand for natural resources.

While natural resources are tied to the global economy, they are not generally luxury goods dependent on discretionary income. There is a certain base level of demand regardless of economic outlook. Additional demand results from economic activity, either from increased consumer consumption or greater industrial activity. At the end of last year, forecasts for economic growth were abysmal and natural resource prices reflected this view. Natural resource related investments generally appreciated as the year progressed and the economy stabilized. In our opinion, natural resource investments do not require a robust economic expansion, just an expansion greater than currently projected by the market. Although there are forecasters on both extremes, it appears that consensus is for anemic, below trend growth rate. This consensus has been referred to as a “new normal,” a square root shaped recovery, or most creatively, as resembling the Nike Swoosh Design® logo. Any recovery greater than these fairly modest predictions is likely to result in increased commodity prices and strength in natural resource equities.

Fund Investments

For most of this year, the Fund has been positioned in early stage cyclical companies, those that historically do well as the economy begins to reaccelerate. These include base metals companies, such as those that mine iron ore, copper, aluminum and other industrial metals. We have also held positions in companies in related industries, for example, mining equipment companies such as Bucyrus International and dry bulk shipping companies such has DryShips. Collectively, these investments, most notably the copper mining companies such as Freeport MacMoran, were among the most profitable in the first eleven months of the year.

As the global economy recovers, we have increased the Fund’s investments in later stage cyclical companies. These include companies that have historically benefitted from increased consumer demand, most notably energy and steel companies. Major changes in asset allocation are typically performed over several quarters and do not necessarily mean the elimination of sectors, but rather a rebalancing among them. Natural gas companies are expected to be beneficiaries not only of higher prices but of a deliberate shift in US consumption away from oil and toward gas. Environmental and geopolitical considerations encourage increased use of natural gas. We view ExxonMobil’s recent purchase of XTO Energy (both were held in the Fund) as confirmation that natural gas is  likely to be viewed as a strategic resource.

Agriculture was a significant theme in the Fund in 2009 and is likely to continue to be a significant theme. Fertilizer companies such as PotashCorp have been substantial contributors to performance. The Fund has also had investments in seed and farm equipment companies. Key to growth in this industry remains increased demand for food, especially protein based food, coming from Asia. This is a multi-year, if not multi-decade, shift in consumption patterns that will likely impact agriculture, land use and water use policies in the developed and developing world.

We enter 2010 with a sense of long-term optimism for the natural resource sector, balanced with the knowledge that the systemic causes of the credit crisis have not yet been addressed. Even as the immediate pain is abating, it is still acute in certain sectors, and increased regulatory activity may fail to fix the problem and may make it worse. Despite this warning, there are still billions of people on this planet who desire an increase in their standard of living. They want to eat better, live in better housing and travel more on a safer and more dependable transportation system. The increased focus on sustainability changes the calculus regarding how this development will occur but does not change the desired endpoint. The companies that the Fund invests in should be the beneficiaries of that desire.

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results.

Opinions expressed are those of the adviser, are subject to change, are not guaranteed, and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. The Newgate Global Resources Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for emerging markets. The Fund may invest in derivative instruments, including options, futures contracts and options on futures contracts, synthetic instruments and currency swaps. The Fund may invest in companies of any size. The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility. The Fund may invest in other investment companies, and the cost of investing in the Fund will generally be higher than the cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of the funds. The Fund may also invest in Exchange Traded Funds (ETFs). ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Fund’s ability to sell its shares.

The Global Resources Fund’s investments are concentrated in the natural resources industry, the value of its investments will be affected by factors related to that industry and may fluctuate more widely than that of a fund that invests in a broad range of industries.

Please refer to the schedule of investments for individual fund holdings information.  Fund holdings and sector weightings are subject to change and should not be considered a recommendation to buy or sell any security.

The Dow Jones Industrial Average Index is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends.  One cannot invest directly in an index.

Newgate Capital Management LLC is the investment adviser to the Newgate Global Resources Fund, which is distributed by Quasar Distributors, LLC.

NEWGATE GLOBAL RESOURCES FUND
Expense Example
(Unaudited)

As a shareholder of the Newgate Global Resources Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including advisory fees, distribution (12b-1) and shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/09 - 11/30/09).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. If you purchase Class A shares of the Fund you will pay an initial sales charge of 5.25% when you invest. A 0.50% level sales charge is imposed on Class A shares purchased at the $250,000 breakpoint that are redeemed within 12 months of purchase. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

NEWGATE GLOBAL RESOURCES FUND
Expense Example (Continued)
(Unaudited)

	Class A
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/09	11/30/09	6/1/09 – 11/30/09*
Actual	$1,000.00	$1,155.60	$9.46
Hypothetical (5% return
before expenses)	$1,000.00	$1,016.29	$8.85

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

	Class I
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/09	11/30/09	6/1/09 – 11/30/09*
Actual	$1,000.00	$1,157.30	$7.57
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.05	$7.08

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

NEWGATE GLOBAL RESOURCES FUND
Investment Highlights
(Unaudited)

The investment objectives of the Fund are long-term growth of capital plus protection against inflation and declining U.S. dollar by investing in high quality companies involved in the production, extraction, processing, distribution and transportation of natural resources of any kind.  The Fund’s allocation of portfolio holdings as of November 30, 2009 is shown below.

Components of Portfolio Holdings
% of Investments

Continued

NEWGATE GLOBAL RESOURCES FUND
Investment Highlights (Continued)
(Unaudited)

Total Returns as of November 30, 2009(1)

Since Inception
(12/31/08)
Class A (with sales charge)	44.58%
Class A (without sales charge)	52.60%
Class I	53.05%
Dow Jones UBS Commodity Index	16.60%

(1)
Returns with sales charge for Class A have been adjusted to reflect the current maximum initial sales charge of 5.25%.  Returns without sales charge do not reflect the current maximum initial sales charge.  Had the sales charge been included, the returns would have been lower.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-9-NEWGATE (888-963-9428).

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The chart does not reflect any future performance.

Continued

NEWGATE GLOBAL RESOURCES FUND
Investment Highlights (Continued)
(Unaudited)

The Dow Jones UBS Commodity Index is a broad-based securities index that is unmanaged and not subject to fees and expenses.

One cannot invest directly in an index.

Growth of $10,000 Investment

*  Inception Date

NEWGATE GLOBAL RESOURCES FUND

Schedule of Investments

November 30, 2009

	Shares	Value
COMMON STOCKS 94.21%
Chemical Manufacturing 6.81%
Agrium, Inc. (b)	245	$13,686
CF Industries Holdings, Inc.	282	24,071
Mosaic Co.	478	26,027
		63,784
Crop Production 2.00%
Cosan Ltd. (a)(b)	2,558	18,776
Food Manufacturing 3.18%
Archer Daniels Midland Co.	294	9,058
Bunge Limited (b)	335	20,737
		29,795
Machinery Manufacturing 4.05%
Bucyrus International Inc.	485	25,118
National Oilwell Varco, Inc. (a)	299	12,863
		37,981
Management of Companies and Enterprises 2.46%
Foster Wheeler AG (a)(b)	772	23,036
Mining (except Oil and Gas) 35.71%
Anglo American Plc - ADR (a)	865	18,580
BHP Billiton Ltd. - ADR	258	19,427
Cliffs Natural Resources Inc.	692	30,490
Consol Energy, Inc.	495	22,730
Freeport-McMoRan Copper & Gold, Inc. (a)	335	27,738
Great Basin Gold Ltd. (a)(b)	5,922	9,061
Horsehead Holding Corp. (a)	1,380	15,484
Newmont Mining Corp.	340	18,238
Potash Corp of Saskatchewan (b)	293	32,939
Randgold Resources Ltd. - ADR	279	23,642
Rio Tinto Plc - ADR	68	13,879
Royal Gold, Inc.	342	18,406
Silver Wheaton Corp. (a)(b)	1,297	20,843
Southern Copper Corp.	745	25,956
Sterlite Industries India Ltd. - ADR	748	13,733
Teck Resources Ltd. (a)(b)	235	8,183
Vale SA - ADR	530	15,195
		334,524
Oil and Gas Extraction 21.92%
Apache Corp.	292	27,822
Chesapeake Energy Corp.	303	7,248
Devon Energy Corp.	324	21,821
El Paso Corp.	868	8,298
Forest Oil Corp. (a)	902	16,525

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND

Schedule of Investments (Continued)

November 30, 2009

	Shares	Value
COMMON STOCKS 94.21% (Continued)
Oil and Gas Extraction 21.92% (Continued)
Goodrich Petroleum Corp. (a)	633	$14,008
Occidental Petroleum Corp.	230	18,582
Petrohawk Energy Corp. (a)	433	9,673
Southwestern Energy Co. (a)	205	9,012
StatoilHydro ASA - ADR	379	9,354
Total SA - ADR	292	18,159
Ultra Petroleum Corp. (a)(b)	414	19,454
Walter Energy, Inc.	143	9,810
XTO Energy, Inc.	367	15,575
		205,341
Petroleum and Coal Products Manufacturing 3.59%
Chevron Corp.	234	18,261
Hess Corp.	265	15,360
		33,621
Primary Metal Manufacturing 4.86%
Arcelormittal SA Luxembourg - ADR	305	11,977
Tenaris SA - ADR	472	18,625
United States Steel Corp.	334	14,917
		45,519
Support Activities for Mining 6.98%
Schlumberger Ltd. (b)	336	21,467
Transocean Ltd. (a)(b)	298	25,446
Weatherford International Ltd. (a)(b)	1,104	18,437
		65,350
Utilities 2.65%
American Electric Power, Inc.	272	8,756
Constellation Energy Group Inc.	263	8,368
RRI Energy, Inc. (a)	1,574	7,744
		24,868
TOTAL COMMON STOCKS (Cost $747,557)		882,595

EXCHANGE-TRADED NOTES 3.06%
iPath Dow Jones-UBS Livestock Subindex Total Return (a)	1,012	28,701
TOTAL EXCHANGE-TRADED NOTES (Cost $28,101)		28,701

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND

Schedule of Investments (Continued)

November 30, 2009

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS 2.17%
AIM STIT-Treasury Portfolio	$4,074	$4,074
Fidelity Institutional Government Portfolio	4,074	4,074
Fidelity Institutional Money Market Portfolio	4,076	4,076
First American Government Obligations Fund	4,074	4,074
First American Treasury Obligations Fund	4,073	4,073
TOTAL SHORT-TERM INVESTMENTS (Cost $20,371)		20,371

TOTAL INVESTMENTS (Cost $796,029) 99.44%		931,667
Other Assets in Excess of Liabilities 0.56%		5,206
TOTAL NET ASSETS 100.00%		$936,873

Percentages are stated as a percent of net assets.

ADR  American Depositary Receipt
(a)Non-income producing security.
(b)Foreign security.

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND

Statement of Assets and Liabilities

November 30, 2009

Assets
Investments, at value (Cost $796,029)	$931,667
Receivable from investments sold	13,429
Receivable from Fund shares sold	18,000
Dividends and interest receivables	1,915
Receivable from Adviser	25,040
Other Assets	8,308
Total Assets	998,359

Liabilities
Payable for investments purchased	17,587
Payable to custodian	91
Payable to affiliates	30,882
Payable for distribution fees	349
Payable for shareholder servicing fees	140
Accrued expenses and other liabilities	12,437
Total Liabilities	61,486
Net Assets	$936,873

Net assets consist of:
Paid-in capital	768,876
Undistributed net investment income	309
Undistributed net realized gain	32,050
Net unrealized appreciation (depreciation) on:
Investments	135,638
Net assets	$936,873

CLASS A SHARES
Net assets	783,792
Shares of beneficial interest outstanding
(unlimited shares of $0.001 par value authorized)	25,684
Net asset value and redemption price per share	$30.52
Maximum offering price per share ($30.52/0.9475)	$32.21

CLASS I SHARES
Net assets	153,081
Shares of beneficial interest outstanding
(unlimited shares of $0.001 par value authorized)	5,000
Net asset value and redemption price per share	$30.62

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND

Statement of Operations

For the Period Ended November 30, 2009(1)

Investment Income:
Dividends*	$6,394
Interest	46
Total Investment Income	6,440

Expenses:
Fund accounting fees	48,635
Fund administration fees	36,857
Transfer agent fees and expenses	36,797
Custody fees	30,950
Audit and tax fees	28,089
Federal and state registration fees	24,127
Chief Compliance Officer fees and expenses	11,129
Legal fees	5,650
Reports to shareholders	5,109
Trustees’ fees and related expenses	3,248
Investment advisory fees	2,928
Distribution fees - Class A	719
Shareholder servicing fees - Class A	288
Other expenses	1,415
Total expenses before waiver	235,941
Less waivers and reimbursements by Adviser (Note 4)	(229,810)
Net expenses	6,131

Net Investment Income	309

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	32,050
Net change in unrealized appreciation (depreciation) on investments	135,638
Net Realized and Unrealized Gain on Investments	167,688
Net Increase in Net Assets from Operations	$167,997

*	Net of foreign taxes withheld of $176.
(1)	The Fund commenced operations on December 31, 2008.

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND

Statement of Changes in Net Assets

For the Period Ended November 30, 2009(1)

Operations:
Net investment income	$309
Net realized gain on investments	32,050
Net change in unrealized appreciation/(depreciation) on investments	135,638
Net increase in net assets resulting from operations	167,997

Fund share transactions:
Proceeds from shares sold - Class A	651,765
Proceeds from shares sold - Class I	117,111
Net increase in net assets from capital share transactions	768,876

Net Assets:
Beginning of period	—
End of period*	$936,873

* Including undistributed net investment income of	$309

(1) The Fund commenced operations on December 31, 2008.

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND – CLASS A

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
November 30, 2009(1)

Net asset value, beginning of period	$20.00

Income from investment operations:
Net investment income(2)	0.01
Net realized and unrealized gain	10.51
Total from investment operations	10.52
Net asset value, end of period	$30.52

Total return(3)(4)	52.60%

Ratios/supplemental data
Net assets, end of period (000)	$784
Ratio of expenses to average net assets
before waiver and reimbursements(5)	60.42%
Ratio of expenses to average net assets
after waiver and reimbursements(5)	1.75%
Ratio of net investment loss to average net assets
before waiver and reimbursements(5)	(58.64)%
Ratio of net investment income to average net assets
after waiver and reimbursements(5)	0.03%
Portfolio turnover rate(3)	129.5%

(1)	The Fund commenced operations on December 31, 2008.
(2)	Per share net investment income was calculated using average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)	Excludes the effect of 5.25% front end sales load.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND – CLASS I

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
November 30, 2009(1)

Net asset value, beginning of period	$20.00

Income from investment operations:
Net investment income(2)	0.06
Net realized and unrealized gain (loss)	10.56
Total from investment operations	10.62
Net asset value, end of period	$30.62

Total return(3)	53.05%

Ratios/supplemental data
Net assets, end of period (000)	$153
Ratio of expenses to average net assets
before waiver and reimbursements(4)	79.02%
Ratio of expenses to average net assets
after waiver and reimbursements(4)	1.40%
Ratio of net investment loss to average net assets
before waiver and reimbursements(4)	(77.35)%
Ratio of net investment income to average net assets
after waiver and reimbursements(4)	0.27%
Portfolio turnover rate(3)	129.5%

(1)	The Fund commenced operations on December 31, 2008.
(2)	Per share net investment income was calculated using average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND
Notes to Financial Statements
November 30, 2009

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Newgate Global Resources Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The Fund’s investment objectives are long-term growth of capital plus protection against inflation and declining U.S. dollar by investing in high-quality companies involved in the production, extraction, processing, distribution and transportation of natural resources of any kind. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on December 31, 2008. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Newgate Capital Management LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

NEWGATE GLOBAL RESOURCES FUND
Notes to Financial Statements (Continued)
November 30, 2009

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund’s securities are accurately priced.

The Fund has adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Mining, Quarrying, and Oil and Gas Extraction	$605,215	$—	$—	$605,215
Manufacturing	210,700	—	—	210,700
Utilities	24,868	—	—	24,868
Management of Companies & Enterprises	23,037	—	—	23,037
Agriculture, Forestry, Fishing & Hunting	18,776	—	—	18,776
Exchange-Traded Notes	28,700	—	—	28,700
Total Equity	911,296	—	—	911,296
Short-Term Investments	$20,371	$—	$—	$20,371
Total Investments in Securities	$931,667	$—	$—	$931,667

NEWGATE GLOBAL RESOURCES FUND
Notes to Financial Statements (Continued)
November 30, 2009

In March 2008, Statement of Financial Accounting Standards, “Disclosures about Derivative Instruments and Hedging Activities” (“Disclosures about Derivatives”) was issued and is effective for interim and annual periods beginning after November 15, 2008.  Disclosures about Derivatives is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management has evaluated Disclosures about Derivatives and has determined that there is no impact on the Fund’s financial statements, as the Fund did not hold financial derivative instruments during the periods presented.

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

NEWGATE GLOBAL RESOURCES FUND
Notes to Financial Statements (Continued)
November 30, 2009

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each fund to the combined net assets of the Trust, or other equitable means. Expenses directly attributable to a class of shares, which presently only include distribution (12b-1) and shareholder servicing fees, are recorded to the specific class.

(g)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The components of accumulated earnings (losses) on a tax basis as of November 30, 2009 were as follows:

Cost basis of investments for federal income tax purposes	$798,431
Gross tax unrealized appreciation	149,858
Gross tax unrealized depreciation	(16,622)
Net tax unrealized appreciation	133,236
Undistributed ordinary income	34,848
Undistributed long-term capital gain	—
Total distributable earnings	34,848
Other accumulated gains (losses)	(87)
Total accumulated gains (losses)	$167,997

The difference between book basis and tax basis of investments is attributable mainly to deferral of losses on wash sales and mark-to-market adjustments on passive foreign investment companies.

On December 29, 2009 and December 30, 2009 the Fund declared and paid, respectively, distributions of $426 from ordinary income and $34,335 from short-term capital gains.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued “Accounting for Uncertainty in Income Taxes” (“Accounting for Uncertainty in Income Taxes”). Accounting for Uncertainty in Income Taxes addresses the accounting for uncertainty in income taxes and establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction).  The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s

NEWGATE GLOBAL RESOURCES FUND
Notes to Financial Statements (Continued)
November 30, 2009

assertion that its income is exempt from tax) will be sustained upon examination.  The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of November 30, 2009.  Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2009.  At November 30, 2009, the fiscal year of 2009 remains open to examination in the Fund’s major tax jurisdictions.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 0.80% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses through at least December 31, 2011 at the discretion of the Adviser and the Board of Trustees to the extent necessary to ensure that total operating expenses (exclusive of acquired fund fees and expenses) do not exceed 1.75% and 1.40% of the Fund’s average daily net assets for Class A shares and Class I shares, respectively (the “Expense Limitation Caps”). For the period ended November 30, 2009, expenses of $168,884 and $60,926 incurred by the Fund were waived by the Adviser for Class A and Class I shares, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Caps; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

	Class A	Class I
2012	$168,884	$60,926

(5)	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Class A Share’s average daily net assets for services to prospective Fund shareholders and distribution of Fund Shares, and 0.10% of the Class A Share’s average daily net assets for shareholder servicing.  During the period ended November 30, 2009, the Fund accrued expenses, pursuant to the 12b-1 Plan of $719 for distribution fees and $288 for shareholder servicing fees.

(6)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian

NEWGATE GLOBAL RESOURCES FUND
Notes to Financial Statements (Continued)
November 30, 2009

services to the Funds. A Trustee of the Trust is an interested person of Quasar Distributors, LLC, the Funds’ principal underwriter.

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Period Ended
November 30, 2009(1)
Class A
Shares sold	25,684
Net increase	25,684

Class I
Shares sold	5,000
Net increase	5,000

(1)	The Fund commenced operations on December 31, 2008.

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the period ended November 30, 2009 are summarized below.  There were no purchases or sales of U.S. Government securities for the Funds.

Purchases	$1,236,489
Sales	$492,881

(9)	Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through January 28, 2010. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustments.

NEWGATE GLOBAL RESOURCES FUND
Report of Independent Registered Public Accounting Firm

To the Shareholders of Newgate Global Resources Fund and
Board of Trustees of Trust for Professional Managers:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Newgate Global Resources Fund (the “Fund”), one of the diversified series constituting Trust of Professional Managers, as of November 30, 2009, and the related statements of operations and changes in net assets and the financial highlights for the period from December 31, 2008 (commencement of operations) to November 30, 2009.  These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2009, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of November 30, 2009, and the results of its operations, the changes in its net assets, and the financial highlights for the period from December 31, 2008 (commencement of operations) to November 30, 2009, in conformity with accounting principles generally accepted in the United States of America.

Milwaukee, Wisconsin
January 28, 2010

NEWGATE GLOBAL RESOURCES FUND
Additional Information
(Unaudited)

Indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-888-9-NEWGATE (888-963-9428).

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and	18	Independent
615 E. Michigan St.		Term; Since	Chair of		Trustee, USA
Milwaukee, WI 53202		August 22,	Accounting,		MUTUALS
Age: 54		2001	Marquette University		(an open-end
			(2004–present);		investment
			Associate Professor		company with
			of Accounting,		two portfolios).
Marquette University
(1996–2004).

Gary A. Drska	Trustee	Indefinite	Captain, Midwest	18	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 53		2001	(2000–present);		(an open-end
			Director, Flight		investment
			Standards &		company with
			Training		two portfolios).
(1990–1999).

NEWGATE GLOBAL RESOURCES FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Jonas B. Siegel	Trustee	Indefinite	Managing Director,	18	None.
615 E. Michigan St.		Term; Since	Chief Administrative
Milwaukee, WI 53202		October 23,	Officer (“CAO”) and
Age: 66		2009	Chief Compliance
Officer (“CCO”),
Granite Capital
International Group,
L.P. (an investment
management firm)
(1994–present); Vice
President, Secretary,
Treasurer and CCO
of Granum Series
Trust (an open-end
investment company)
1997–2007); President,
CAO and CCO,
Granum Securities,
LLC (a broker-dealer)
(1997–2007).

Interested Trustees and Officers

Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	18	Trustee,
615 E. Michigan St.	President	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		(an open-end
Age: 47	Trustee	2001	Services, LLC		investment
			(1994–present).		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	Vice	Indefinite	Fund Administration	N/A	N/A
615 E. Michigan St.	President,	Term; Since	and Compliance,
Milwaukee, WI 53202	Treasurer	January 11,	U.S. Bancorp Fund
Age: 52	and	2008	Services, LLC
	Principal		(2004–present);
	Accounting		UMB Investment
	Officer		Services Group
(2000–2004).

NEWGATE GLOBAL RESOURCES FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Kristin M. Cuene	Chief	Indefinite	Attorney,	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	Compliance
Milwaukee, WI 53202	Officer	January 23,	Officer, U.S.
Age: 40+		2009	Bancorp Fund
Services, LLC
(2008–present);
Attorney, Investment
Management,
Quarles & Brady, LLP
(2007–2008);
Student, University
of Pennsylvania
(2004–2007).

Rachel A. Spearo	Secretary	Indefinite	Vice President	N/A	N/A
615 E. Michigan St.		Term; Since	and Legal
Milwaukee, WI 53202		November 15,	Compliance Officer,
Age: 30		2005	U.S. Bancorp Fund
Services, LLC
(2004–present).

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 10,	U.S. Bancorp Fund
Age: 35		2008	Services, LLC
(2002–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

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A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-888-9-NEWGATE (888-963-9428). A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 1-888-9-NEWGATE (888-963-9428), or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

NEWGATE GLOBAL RESOURCES FUND

Investment Adviser	Newgate Capital Management LLC
One Sound Shore Drive
Greenwich, Connecticut 06830

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, National Association
Custody Operations
1555 N. River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers  is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.  Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services for the first fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for the first fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 11/30/2009
Audit Fees	$23,500
Audit-Related Fees	0
Tax Fees	$4,600
All Other Fees	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 11/30/2009
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the first fiscal year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2009
Registrant	0
Registrant’s Investment Adviser	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ Joseph Neuberger
Joseph Neuberger, President

Date   February 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Joseph Neuberger
Joseph Neuberger, President

Date   February 3, 2010

By (Signature and Title)  /s/ John Buckel
John Buckel, Treasurer

Date   February 3, 2010